Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
FVOCI Securities	$ 67,434	$ 68,668	$ 62,440
Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	66,553		63,733
Gross unrealized gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	1,002		45
Gross unrealized losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	121		1,338
Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	67,434		62,440
Canadian federal government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	10,987		12,884
Canadian federal government [member] | Gross unrealized gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	65		1
Canadian federal government [member] | Gross unrealized losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	8		80
Canadian federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	11,044		12,805
Canadian provincial and municipal governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	7,045		6,896
Canadian provincial and municipal governments [member] | Gross unrealized gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	103		8
Canadian provincial and municipal governments [member] | Gross unrealized losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	1		42
Canadian provincial and municipal governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	7,147		6,862
US federal government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	17,087		17,403
US federal government [member] | Gross unrealized gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	443		4
US federal government [member] | Gross unrealized losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	14		584
US federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	17,516		16,823
US State Municipal And Agencies Debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,095		3,694
US State Municipal And Agencies Debt [member] | Gross unrealized gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	73		16
US State Municipal And Agencies Debt [member] | Gross unrealized losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	3		55
US State Municipal And Agencies Debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,165		3,655
Other governments member [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	6,939		4,818
Other governments member [member] | Gross unrealized gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	128		2
Other governments member [member] | Gross unrealized losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	2		30
Other governments member [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	7,065		4,790
National housing act mortgage backed securities [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	2,114		2,382
National housing act mortgage backed securities [member] | Gross unrealized gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	24		6
National housing act mortgage backed securities [member] | Gross unrealized losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	1		18
National housing act mortgage backed securities [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	2,137		2,370
US agency MBS and CMO [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	12,828		11,811
US agency MBS and CMO [member] | Gross unrealized gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	69		2
US agency MBS and CMO [member] | Gross unrealized losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	91		496
US agency MBS and CMO [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	12,806		11,317
Corporate debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	5,379		3,783
Corporate debt [member] | Gross unrealized gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	97		6
Corporate debt [member] | Gross unrealized losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	1		33
Corporate debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	5,475		3,756
Corporate equity [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	79		62
Corporate equity [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 79		$ 62